PROPERTY AND EQUIPMENT, NET (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Depreciation expense			$ 183,542	$ 95,026
Depreciation expense	$ 104,400	$ 28,978